SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 28, 2023	Jan. 05, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Event
Charges on penalty		$ 3,342,549		$ 3,342,549
Payment on additional fine			$ 3,342,549	$ 3,342,549
Subsequent Event
Subsequent Event
Charges on penalty		$ 3,342,549
Payment on additional fine	$ 3,342,549